Current Fair Value and the Associated Unrealized Losses on Investments in Available-for-Sale Debt Securities, Marketable Equity Securities and Held-to-Maturity Debt Securities with Unrealized Losses (Detail) (KRW)
In Millions
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	4,931,979	10,017,718
Held-to-maturity securities Fair Value Less Than 12 Months	488,213	4,227,191
Total temporarily impaired securities	5,420,192	14,244,909
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(32,854)	(116,890)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months	(4,456)	(77,575)
Total temporarily impaired securities	(37,310)	(194,465)
Available-for-Sale Securities Fair Value 12 Months or Greater	719,162	980,135
Held-to-maturity securities Fair Value 12 Months or Greater	54,998	183,189
Total temporarily impaired securities	774,160	1,163,324
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(30,715)	(25,606)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater	(5,002)	(3,193)
Total temporarily impaired securities	(35,717)	(28,799)
Available-for-Sale Securities	5,651,141	10,997,853
Held-to-maturity securities	543,211	4,410,380
Total temporarily impaired securities	6,194,352	15,408,233
Available-for-Sale Securities Gross Unrealized Loss	(63,569)	(142,496)
Held-to-maturity securities Gross Unrealized Loss	(9,458)	(80,768)
Total temporarily impaired securities	(73,027)	(223,264)
Debt Securities | Korean Treasury And Government Agencies
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	1,853,839	4,020,926
Held-to-maturity securities Fair Value Less Than 12 Months	477,768	3,542,310
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(13,855)	(48,676)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months	(4,423)	(54,868)
Available-for-Sale Securities Fair Value 12 Months or Greater	5,127	73,013
Held-to-maturity securities Fair Value 12 Months or Greater		54,216
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(131)	(501)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater		(809)
Available-for-Sale Securities	1,858,966	4,093,939
Held-to-maturity securities	477,768	3,596,526
Available-for-Sale Securities Gross Unrealized Loss	(13,986)	(49,177)
Held-to-maturity securities Gross Unrealized Loss	(4,423)	(55,677)
Debt Securities | Corporations
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	453,715	557,862
Held-to-maturity securities Fair Value Less Than 12 Months	10,445	89,265
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(3,886)	(5,794)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months	(33)	(1,132)
Available-for-Sale Securities Fair Value 12 Months or Greater	22,933	252,708
Held-to-maturity securities Fair Value 12 Months or Greater		5,462
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(402)	(1,395)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater		(381)
Available-for-Sale Securities	476,648	810,570
Held-to-maturity securities	10,445	94,727
Available-for-Sale Securities Gross Unrealized Loss	(4,288)	(7,189)
Held-to-maturity securities Gross Unrealized Loss	(33)	(1,513)
Debt Securities | Mortgage - backed and asset - backed securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	88,200	67,085
Held-to-maturity securities Fair Value Less Than 12 Months		49,703
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(5,450)	(5,633)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months		(314)
Available-for-Sale Securities Fair Value 12 Months or Greater	263,450	230,250
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(3,790)	(6,155)
Available-for-Sale Securities	351,650	297,335
Held-to-maturity securities		49,703
Available-for-Sale Securities Gross Unrealized Loss	(9,240)	(11,788)
Held-to-maturity securities Gross Unrealized Loss		(314)
Debt Securities | Financial Institutions
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	2,494,730	4,921,593
Held-to-maturity securities Fair Value Less Than 12 Months		536,707
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(4,728)	(15,369)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months		(21,058)
Available-for-Sale Securities Fair Value 12 Months or Greater	4,122	315,941
Held-to-maturity securities Fair Value 12 Months or Greater	54,998	123,511
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(21)	(11,220)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater	(5,002)	(2,003)
Available-for-Sale Securities	2,498,852	5,237,534
Held-to-maturity securities	54,998	660,218
Available-for-Sale Securities Gross Unrealized Loss	(4,749)	(26,589)
Held-to-maturity securities Gross Unrealized Loss	(5,002)	(23,061)
Debt Securities | Foreign Governments
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	3,593	55,949
Held-to-maturity securities Fair Value Less Than 12 Months		9,206
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(13)	(1,794)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months		(203)
Available-for-Sale Securities	3,593	55,949
Held-to-maturity securities		9,206
Available-for-Sale Securities Gross Unrealized Loss	(13)	(1,794)
Held-to-maturity securities Gross Unrealized Loss		(203)
Equity Securities | Marketable securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	37,902	394,303
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(4,922)	(39,624)
Available-for-Sale Securities Fair Value 12 Months or Greater	423,530	108,223
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(26,371)	(6,335)
Available-for-Sale Securities	461,432	502,526
Available-for-Sale Securities Gross Unrealized Loss	(31,293)	(45,959)